Derivative Liabilities	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities
7.	Derivative Liabilities

On June 30, 2016, the Company entered into amendments with Brainlab, with respect to the New Brainlab Note, and with two holders of the 2014 Secured Notes, the provisions of which create: (a) a conversion feature allowing for the principal balance described above to be converted at a public offering price that may be less than market value per share of the Company’s common stock; and (b) down round strike price protection with respect to the warrants, both of which, under GAAP, are required to be accounted for as derivatives, thus requiring that the conversion feature and the warrants each be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying condensed consolidated balance sheets.

In addition, warrants issued in 2012 and 2013 financing transactions contain either or both net-cash settlement and down round provisions. Under GAAP, such provisions require that these warrants be accounted for as derivatives, thus requiring that such warrants be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying consolidated balance sheets. The fair value of such warrants was calculated using the Monte Carlo simulation valuation method.

Under GAAP, the provisions described above require that the conversion feature and the warrants be accounted for as derivatives, thus requiring that they each be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying condensed consolidated balance sheets.

The fair values of the conversion feature and the warrants were calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of the conversion feature at June 30, 2016 are as follows:

Risk free interest rates	0.65%
Volatility	60%

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of a qualified public offering and, if so, the estimated timing and pricing of its offering of common stock.

Assumptions used in calculating the fair value of the warrants at June 30, 2016 are as follows:

Dividend yield	0%
Expected volatility	60% – 70%
Risk free interest rates	0.45% – 0.65%
Expected remaining term (in years)	1.01 – 1.57

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of qualifying equity financing, as defined in either the amended note or warrant agreements, as applicable, that would trigger the conversion feature or the repricing of warrants, and, if so, the estimated timing and pricing of its offering of common stock.

The fair values and the changes in fair values of derivative liabilities during the six months ended June 30, 2016 are as follows:

Balance, December 31, 2015	$658,286
Conversion of equity warrants to liabilities	192,173
Additions from debt restructuring	659,000
Gain on change in fair value for the period	(424,045)
Balance, June 30, 2016	$1,085,414